UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2015

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-40.2%
		Federal Farm Credit Bank:
$4,000	M	7/15/2015		0.10%		$ 3,999,844
2,500	M	7/27/2015		0.12		2,499,783
		Federal Home Loan Bank:
1,000	M	7/9/2015		0.09		999,980
3,000	M	8/3/2015		0.11		2,999,711
5,000	M	8/14/2015		0.09		4,999,481
3,500	M	8/17/2015		0.08		3,499,634
1,701	M	8/26/2015		0.09		1,700,775
1,600	M	9/2/2015		0.09		1,599,748
1,200	M	9/4/2015		0.10		1,199,794
1,850	M	9/8/2015		0.10		1,849,663
1,600	M	10/23/2015		0.12		1,599,392
3,500	M	11/4/2015		0.14		3,498,285
3,000	M	11/27/2015		0.14		2,998,324
4,000	M	12/4/2015		0.17		3,997,140
3,000	M	12/16/2015		0.17		2,997,690
3,500	M	Freddie Mac, 10/19/2015		0.10		3,498,931
Total Value of U.S. Government Agency Obligations (cost $43,938,175)						43,938,175
		CORPORATE NOTES-31.3%
5,000	M	Abbott Laboratories, 9/1/2015	(a)	0.12		4,998,967
		Apple, Inc.:
1,500	M	7/16/2015	(a)	0.10		1,499,937
3,500	M	7/23/2015	(a)	0.09		3,499,807
		AstraZeneca, PLC:
2,000	M	7/21/2015	(a)	0.12		1,999,867
2,164	M	8/24/2015	(a)	0.11		2,163,643
		Coca-Cola Co.:
2,000	M	8/24/2015	(a)	0.15		1,999,550
2,000	M	1/26/2016	(a)	0.41		1,995,239
		Emerson Electric Co.:
2,000	M	7/22/2015	(a)	0.12		1,999,860
2,800	M	8/3/2015	(a)	0.12		2,799,692
		Pfizer, Inc.:
300	M	7/1/2015	(a)	0.09		300,000
4,000	M	8/3/2015	(a)	0.14		3,999,487
3,000	M	Wal-Mart Stores, Inc., 7/31/2015	(a)	0.10		2,999,750
4,000	M	Walt Disney Co., 9/21/2015	(a)	0.11		3,998,998
Total Value of Short-Term Corporate Notes (cost $34,254,797)						34,254,797
		VARIABLE AND FLOATING RATE NOTES-16.2%
		Federal Farm Credit Bank:
3,000	M	11/20/2015		0.12		2,999,939
3,000	M	4/20/2016		0.26		3,002,943
		Federal Home Loan Bank:
3,650	M	10/16/2015		0.14		3,650,204
3,000	M	4/20/2016		0.14		3,000,118
5,000	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 11/1/2035		0.02		5,000,000
Total Value of Variable and Floating Rate Notes (cost $17,653,204)						17,653,204
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-8.5%
		U.S. Treasury Bills:
3,000	M	7/23/2015		0.05		2,999,908
6,300	M	8/27/2015		0.07		6,299,351
Total Value of Short-Term U.S. Government Obligations (cost $9,299,259)						9,299,259
Total Value of Investments (cost $105,145,435)**		96.2%				105,145,435
Other Assets, Less Liabilities		3.8				4,107,680
Net Assets		100.0%				$ 109,253,115

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30,
2015.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held thirteen Section 4(2) securities with an aggregate value of $34,254,797 representing 31.4% of the Fund's net assets.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$43,938,175	$-	$43,938,175
Corporate Notes	-	34,254,797	-	34,254,797
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	12,653,204	-	12,653,204
Municipal Bonds	-	5,000,000	-	5,000,000
Short-Term U.S. Government
Obligations	-	9,299,259	-	9,299,259
Total Investments in Securities	$-	$105,145,435	$-	$105,145,435

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2015

Principal
Amount		Security			Value
		CORPORATE BONDS-58.1%
		Agriculture-.8%
$500	M	Cargill, Inc., 6%, 11/27/2017		(a)	$ 552,597
		Automotive-1.5%
500	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019			501,894
500	M	Volkswagen Group of America Finance, LLC, 1.65%, 5/22/2018		(a)	500,404
					1,002,298
		Consumer Durables-.8%
500	M	Newell Rubbermaid, Inc., 2.875%, 12/1/2019			505,857
		Energy-2.3%
500	M	CNOOC Finance 2015 Australia, 2.625%, 5/5/2020			494,019
500	M	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/2017			500,936
450	M	Suncor Energy, Inc., 6.1%, 6/1/2018			502,162
					1,497,117
		Financial Services-9.7%
500	M	American Express Co., 7%, 3/19/2018			567,406
500	M	American International Group, Inc., 5.85%, 1/16/2018			551,571
500	M	BlackRock, Inc., 5%, 12/10/2019			558,634
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017		(a)	549,926
600	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018			645,484
700	M	General Electric Capital Corp., 5.625%, 5/1/2018			775,083
750	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	856,477
500	M	Key Bank NA, 1.7%, 6/1/2018			499,562
500	M	Protective Life Corp., 7.375%, 10/15/2019			592,632
750	M	Siemens Financieringsmaatschappij, 1.45%, 5/25/2018		(a)	748,079
					6,344,854
		Financials-16.0%
900	M	Bank of America Corp., 5.65%, 5/1/2018			989,308
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019			812,178
		Citigroup, Inc.:
500	M	6.125%, 11/21/2017			550,293
250	M	8.5%, 5/22/2019			305,183
500	M	Deutsche Bank AG, 1.875%, 2/13/2018			498,785
		Goldman Sachs Group, Inc.:
500	M	6.15%, 4/1/2018			556,152
500	M	5.375%, 3/15/2020			557,109
500	M	JPMorgan Chase & Co., 6%, 1/15/2018			550,943
		Morgan Stanley:
500	M	5.95%, 12/28/2017			549,800
500	M	6.625%, 4/1/2018			561,242
500	M	PNC Funding Corp., 5.25%, 11/15/2015			508,215
900	M	Royal Bank of Canada, 1%, 4/27/2017			899,276
500	M	SunTrust Banks, Inc., 6%, 9/11/2017			546,103
		U.S. Bank NA:
500	M	2.125%, 10/28/2019			500,871
600	M	2.282%, 4/29/2020		+	601,299
600	M	UBS AG, 5.875%, 12/20/2017			660,299
700	M	Wachovia Corp., 5.75%, 2/1/2018			773,377
					10,420,433
		Food/Beverage/Tobacco-4.3%
500	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019			597,283
500	M	Diageo Capital, PLC, 5.75%, 10/23/2017			545,896
500	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			567,930
500	M	PepsiCo, Inc., 5%, 6/1/2018			548,608
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018			555,495
					2,815,212
		Health Care-2.8%
500	M	Biogen, Inc., 6.875%, 3/1/2018			566,112
500	M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017			505,470
500	M	Merck & Co., Inc., 1.3%, 5/18/2018			498,236
250	M	Quest Diagnostics, Inc., 2.7%, 4/1/2019			252,288
					1,822,106
		Industrials-.8%
500	M	PACCAR Financial Corp., 1.45%, 3/9/2018			499,855
		Information Technology-1.9%
500	M	Apple, Inc., 2.1%, 5/6/2019			505,311
750	M	Cisco Systems, Inc., 1.65%, 6/15/2018			752,988
					1,258,299
		Manufacturing-1.8%
250	M	CRH America, Inc., 8.125%, 7/15/2018			293,406
500	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			568,857
250	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			277,542
					1,139,805
		Media-Broadcasting-.9%
500	M	DirecTV Holdings, LLC, 5.875%, 10/1/2019			564,940
		Media-Diversified-.9%
550	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017			601,108
		Metals/Mining-.8%
500	M	Rio Tinto Finance USA, PLC, 1.625%, 8/21/2017			500,603
		Real Estate Investment Trusts-3.7%
700	M	Boston Properties, LP, 5.875%, 10/15/2019			795,504
400	M	ERP Operating, LP, 5.75%, 6/15/2017			432,740
500	M	HCP, Inc., 6.7%, 1/30/2018			557,955
500	M	Simon Property Group, LP, 10.35%, 4/1/2019			635,421
					2,421,620
		Retail-General Merchandise-.8%
500	M	Amazon.com, Inc., 2.6%, 12/5/2019			503,645
		Telecommunications-2.3%
900	M	AT&T, Inc., 2.45%, 6/30/2020			883,270
600	M	Verizon Communications, Inc., 3.65%, 9/14/2018			631,549
					1,514,819
		Utilities-6.0%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019			613,299
500	M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018			587,017
500	M	Entergy Gulf States Lousiana, LLC, 6%, 5/1/2018			557,488
265	M	Great River Energy Co., 5.829%, 7/1/2017		(a)	276,270
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019			493,905
780	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			783,618
500	M	Sempra Energy, 9.8%, 2/15/2019			628,482
					3,940,079
Total Value of Corporate Bonds (cost $38,572,090)					37,905,247
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-14.9%
		Fannie Mae-12.4%
3,088	M	3%, 5/1/2021 - 9/1/2027			3,211,651
3,513	M	3.5%, 12/1/2025 - 2/1/2027			3,717,919
1,076	M	4%, 2/1/2024 - 9/1/2024			1,140,740
					8,070,310
		Freddie Mac-2.5%
436	M	3%, 8/1/2027			450,191
1,111	M	3.5%, 12/1/2025 - 8/1/2026			1,175,010
					1,625,201
Total Value of Residential Mortgage-Backed Securities (cost $9,728,365)					9,695,511
		ASSET BACKED SECURITIIES-14.8%
		Fixed Autos-10.8%
		Ford Credit Auto Owners Trust:
1,050	M	1%, 9/15/2017			1,051,814
855	M	0.79%, 5/15/2018			854,961
250	M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020			250,106
285	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			284,931
480	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020			480,661
950	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021			945,926
1,074	M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018			1,075,553
1,425	M	Nissan Master Owner Trust, 1.44%, 2/15/2020			1,426,204
700	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020			698,735
					7,068,891
		Fixed Financials-4.0%
950	M	American Express Credit Account Master Trust, 1.26%, 1/15/2020			951,645
		Chase Issuance Trust:
770	M	1.3%, 2/18/2020			769,525
300	M	1.84%, 4/15/2022			297,111
570	M	Discover Card Execution Note Trust, 1.04%, 4/15/2019			571,145
					2,589,426
Total Value of Asset Backed Securities (cost $9,668,083)					9,658,317
		U.S. GOVERNMENT OBLIGATIONS-4.9%
		U.S. Treasury Notes:
1,680	M	0.375%, 5/31/2016			1,681,246
645	M	0.5%, 6/15/2016			646,260
600	M	0.5%, 11/30/2016			600,422
300	M	1.375%, 4/30/2020			296,742
Total Value of U.S. Government Obligations (cost $3,223,461)					3,224,670
		U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
450	M	Fannie Mae, 1.125%, 7/20/2018			449,861
		Federal Home Loan Bank:
500	M	0.5%, 9/28/2016			500,211
1,550	M	0.875%, 5/24/2017			1,555,391
Total Value of U.S. Government Agency Obligations (cost $2,503,619)					2,505,463
Total Value of Investments (cost $63,695,618)			96.5%		62,989,208
Other Assets, Less Liabilities			3.5		2,287,225
Net Assets			100.0%		$ 65,276,433

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held six 144A securities with an aggregate value of $3,483,753 representing 5.3% of the Fund's net assets.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2015.

At June 30, 2015, the cost of investments for federal income tax purposes was $63,695,618. Accumulated net unrealized depreciation on
investments was $706,410, consisting of $28,714 gross unrealized appreciation and $735,124 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$37,905,247	$-	$37,905,247
Residential
Mortgage-Backed Securities	-	9,695,511	-	9,695,511
Asset Backed Securities	-	9,658,317	-	9,658,317
U.S. Government Obligations	-	3,224,670	-	3,224,670
U.S. Government Agency
Obligations	-	2,505,463	-	2,505,463
Total Investments in Securities*	$-	$62,989,208	$-	$62,989,208

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2015

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-61.3%
		Fannie Mae-32.7%
$19,538	M	3%, 5/1/2023 - 1/1/2045		$ 19,676,768
30,081	M	3.5%, 8/1/2026 - 4/1/2045		31,242,672
38,875	M	4%, 2/1/2024 - 7/14/2045	(a)	41,350,426
8,944	M	4.5%, 11/1/2040 - 1/1/2042		9,782,859
3,196	M	5%, 8/1/2039 - 11/1/2039		3,548,912
2,802	M	5.5%, 7/1/2033 - 10/1/2039		3,187,287
				108,788,924
		Freddie Mac-8.1%
579	M	3%, 6/1/2021		601,821
12,337	M	3.5%, 9/1/2032 - 10/1/2044		12,746,442
10,764	M	4%, 11/1/2040 - 8/1/2044		11,413,272
1,802	M	5%, 8/1/2039		2,022,219
				26,783,754
		Government National Mortgage Association I Program-20.5%
4,974	M	4%, 11/15/2025 - 6/15/2042		5,335,500
14,252	M	4.5%, 9/15/2033 - 6/15/2040		15,654,675
13,186	M	5%, 6/15/2033 - 4/15/2040		14,863,863
11,420	M	5.5%, 3/15/2033 - 10/15/2039		13,129,406
13,395	M	6%, 2/15/2032 - 4/15/2040		15,682,889
1,333	M	6.5%, 6/15/2034 - 3/15/2038		1,523,109
1,705	M	7%, 6/15/2023 - 4/15/2034		1,875,487
				68,064,929
Total Value of Residential Mortgage-Backed Securities (cost $198,930,149)				203,637,607
		U.S. GOVERNMENT OBLIGATIONS-16.0%
7,100	M	U.S. Treasury Bonds, 3%, 11/15/2044		6,946,349
		U.S. Treasury Notes:
13,800	M	1.375%, 3/31/2020		13,665,229
5,680	M	1.5%, 5/31/2020		5,649,379
2,760	M	2%, 2/15/2025		2,681,729
7,360	M	2.125%, 12/31/2021		7,418,078
6,000	M	2.25%, 7/31/2021		6,113,904
4,600	M	2.25%, 11/15/2024		4,572,326
6,000	M	2.375%, 8/15/2024		6,032,814
Total Value of U.S. Government Obligations (cost $54,753,194)				53,079,808
		U.S. GOVERNMENT AGENCY OBLIGATIONS-8.8%
		Fannie Mae:
9,800	M	0.875%, 8/28/2017		9,826,382
1,700	M	1.75%, 11/26/2019		1,710,010
4,300	M	1.875%, 9/18/2018		4,394,191
3,025	M	2.625%, 9/6/2024		3,029,852
5,000	M	Federal Home Loan Bank, 1%, 5/21/2020		4,992,015
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,434,050
Total Value of U.S. Government Agency Obligations (cost $29,255,377)				29,386,500
		COMMERCIAL MORTGAGE-BACKED SECURITIES-6.6%
		Fannie Mae-5.1%
2,869	M	2.27%, 1/1/2023		2,840,775
1,300	M	2.96%, 11/1/2018		1,353,829
4,582	M	2.996%, 11/1/2022		4,751,776
2,906	M	3.76%, 4/1/2018		3,088,234
4,500	M	3.84%, 5/1/2018		4,801,617
				16,836,231
		Federal Home Loan Mortgage Corporation-1.5%
5,000	M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019		5,098,715
Total Value of Commercial Mortgage-Backed Securities (cost $22,273,368)				21,934,946
		COLLATERALIZED MORTGAGE OBLIGATIONS-5.2%
		Fannie Mae-4.1%
6,354	M	3%, 2/25/2024		6,587,796
6,582	M	4%, 2/25/2025		7,193,546
				13,781,342
		Freddie Mac-1.1%
3,417	M	3%, 8/15/2039		3,563,544
Total Value of Collateralized Mortgage Obligations (cost $17,437,728)				17,344,886
Total Value of Investments (cost $322,649,816)		97.9%		325,383,747
Other Assets, Less Liabilities		2.1		6,835,474
Net Assets		100.0%		$ 332,219,221

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2015, the cost of investments for federal income tax purposes was $322,721,835. Accumulated net unrealized appreciation on investments was $2,661,912, consisting of $6,346,228 gross unrealized appreciation and $3,684,316 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$203,637,607	$-	$203,637,607
U.S. Government Obligations	-	53,079,808	-	53,079,808
U.S. Government Agency
Obligations	-	29,386,500	-	29,386,500
Commercial
Mortgage-Backed Securities	-	21,934,946	-	21,934,946
Collateralized Mortgage
Obligations	-	17,344,886	-	17,344,886
Total Investments in Securities	$-	$325,383,747	$-	$325,383,747

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2015

Principal
Amount		Security		Value
		CORPORATE BONDS-96.6%
		Agriculture-.7%
$3,310	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 3,658,189
		Automotive-1.3%
5,000	M	Johnson Controls, Inc., 5%, 3/30/2020		5,494,605
2,000	M	Volkswagen Group of America Finance, LLC, 1.65%, 5/22/2018	(a)	2,001,616
				7,496,221
		Chemicals-3.4%
4,000	M	Agrium, Inc., 3.375%, 3/15/2025		3,810,976
5,000	M	CF Industries, Inc., 3.45%, 6/1/2023		4,849,280
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,277,028
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,730,705
				18,667,989
		Consumer Durables-.8%
		Newell Rubbermaid, Inc.:
2,000	M	2.875%, 12/1/2019		2,023,428
2,300	M	4.7%, 8/15/2020		2,514,790
				4,538,218
		Energy-9.7%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,442,785
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		4,909,405
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		2,908,728
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,134,470
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,716,750
1,800	M	Marathon Oil Corp., 3.85%, 6/1/2025		1,767,751
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,402,470
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		3,685,640
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,340,421
3,800	M	Suncor Energy, Inc., 6.1%, 6/1/2018		4,240,481
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019		4,926,708
4,000	M	Weatherford International, LLC, 6.35%, 6/15/2017		4,285,716
				53,761,325
		Financial Services-15.6%
		American Express Co.:
4,000	M	7%, 3/19/2018		4,539,252
2,000	M	4.05%, 12/3/2042		1,862,454
		American International Group, Inc.:
1,200	M	5.85%, 1/16/2018		1,323,770
3,100	M	6.4%, 12/15/2020		3,689,747
4,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		4,523,968
6,400	M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024		6,288,070
1,800	M	Barclays, PLC, 3.65%, 3/16/2025		1,706,306
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,485,218
1,000	M	BlackRock, Inc., 5%, 12/10/2019		1,117,269
4,000	M	CoBank ACB, 7.875%, 4/16/2018	(a)	4,617,900
2,400	M	Compass Bank, 6.4%, 10/1/2017		2,612,969
		ERAC USA Finance, LLC:
3,750	M	4.5%, 8/16/2021	(a)	4,053,983
1,800	M	3.3%, 10/15/2022	(a)	1,768,306
3,000	M	7%, 10/15/2037	(a)	3,678,333
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,578,700
		General Electric Capital Corp.:
6,400	M	4.65%, 10/17/2021		7,017,958
6,800	M	6.75%, 3/15/2032		8,842,509
2,700	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	2,729,959
1,800	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	2,055,546
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,306,280
4,550	M	Protective Life Corp., 7.375%, 10/15/2019		5,392,951
2,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		2,373,398
				86,564,846
		Financials-21.6%
		Bank of America Corp.:
3,250	M	5.65%, 5/1/2018		3,572,501
5,925	M	5%, 5/13/2021		6,512,576
4,625	M	5.875%, 2/7/2042		5,352,952
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,225,976
3,800	M	3.75%, 5/15/2024		3,820,832
3,000	M	Capital One Financial Corp., 3.2%, 2/5/2025		2,843,436
		Citigroup, Inc.:
4,200	M	6.125%, 11/21/2017		4,622,465
2,250	M	8.5%, 5/22/2019		2,746,652
2,000	M	4.5%, 1/14/2022		2,157,372
3,000	M	Deutsche Bank AG London, 3.7%, 5/30/2024		2,968,179
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020		2,228,438
5,900	M	5.75%, 1/24/2022		6,716,637
3,000	M	3.625%, 1/22/2023		2,984,004
5,250	M	6.125%, 2/15/2033		6,273,593
1,800	M	5.15%, 5/22/2045		1,742,999
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018		10,137,360
5,000	M	4.5%, 1/24/2022		5,362,940
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017		4,453,376
5,500	M	6.625%, 4/1/2018		6,173,657
6,000	M	5.5%, 7/28/2021		6,773,826
3,000	M	National City Corp., 6.875%, 5/15/2019		3,482,178
800	M	Standard Chartered, PLC, 3.2%, 4/17/2025	(a)	759,032
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		4,368,824
4,000	M	UBS AG, 4.875%, 8/4/2020		4,426,844
4,000	M	U.S. Bancorp, 3.6%, 9/11/2024		4,025,740
		Wells Fargo & Co.:
2,900	M	4.6%, 4/1/2021		3,179,302
8,600	M	3.45%, 2/13/2023		8,561,945
900	M	3.9%, 5/1/2045		812,004
				119,285,640
		Food/Beverage/Tobacco-5.9%
3,200	M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		3,228,637
1,000	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,194,566
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		6,327,198
4,200	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,770,612
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020		6,435,672
2,000	M	PepsiCo, Inc., 5%, 6/1/2018		2,194,430
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,443,960
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,136,600
				32,731,675
		Forest Products/Container-1.0%
5,000	M	Rock-Tenn Co., 4.9%, 3/1/2022		5,391,570
		Health Care-3.3%
4,000	M	Biogen, Inc., 6.875%, 3/1/2018		4,528,900
		Express Scripts Holding Co.:
4,050	M	4.75%, 11/15/2021		4,400,742
1,800	M	3.5%, 6/15/2024		1,763,843
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,051,764
4,000	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	3,823,064
				18,568,313
		Information Technology-2.1%
2,500	M	Apple, Inc., 2.5%, 2/9/2025		2,347,208
2,650	M	Harris Corp., 4.4%, 12/15/2020		2,843,757
500	M	Oracle Corp., 2.95%, 5/15/2025		481,821
1,800	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		1,944,598
4,000	M	Symantec Corp., 3.95%, 6/15/2022		4,017,856
				11,635,240
		Manufacturing-2.8%
5,000	M	CRH America, Inc., 8.125%, 7/15/2018		5,868,130
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,550,856
4,550	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		5,051,260
				15,470,246
		Media-Broadcasting-2.9%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,360,002
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	4,824,992
2,000	M	CBS Corp., 3.375%, 3/1/2022		1,978,604
4,000	M	Comcast Corp., 4.25%, 1/15/2033		3,913,600
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		3,021,687
				16,098,885
		Media-Diversified-1.7%
5,000	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017		5,464,615
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025		3,898,824
				9,363,439
		Metals/Mining-5.1%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,452,490
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,270,000
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	4,206,328
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,567,109
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,188,765
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,336,160
				28,020,852
		Real Estate Investment Trusts-6.5%
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,545,736
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021		2,958,430
4,500	M	3.95%, 7/1/2022		4,497,467
3,000	M	ERP Operating, LP, 3.375%, 6/1/2025		2,943,693
4,000	M	HCP, Inc., 5.375%, 2/1/2021		4,418,080
4,000	M	Health Care REIT, Inc., 4%, 6/1/2025		3,955,852
		ProLogis, LP:
3,000	M	4.5%, 8/15/2017		3,182,115
2,000	M	3.35%, 2/1/2021		2,045,432
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		2,984,229
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,339,648
				35,870,682
		Retail-General Merchandise-1.6%
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034		3,985,624
2,000	M	GAP, Inc., 5.95%, 4/12/2021		2,261,370
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,411,942
				8,658,936
		Telecommunications-.8%
4,000	M	Verizon Communications, Inc., 5.15%, 9/15/2023		4,386,744
		Transportation-3.0%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		4,316,784
4,000	M	Con-way, Inc., 7.25%, 1/15/2018		4,463,728
4,125	M	GATX Corp., 4.75%, 6/15/2022		4,390,629
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,174,858
				16,345,999
		Utilities-6.8%
3,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		2,906,496
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,323,061
3,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		3,013,749
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,403,436
		Great River Energy Co.:
291	M	5.829%, 7/1/2017	(a)	303,897
3,424	M	4.478%, 7/1/2030	(a)	3,629,447
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,425,112
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,295,296
2,700	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		2,712,525
4,000	M	Sempra Energy, 9.8%, 2/15/2019		5,027,852
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		4,528,312
				37,569,183
Total Value of Corporate Bonds (cost $530,483,671)				534,084,192
		U.S. GOVERNMENT OBLIGATIONS-1.4%
		U.S. Treasury Bonds:
4,575	M	2.5%, 2/15/2045		4,027,327
4,000	M	3%, 11/15/2044		3,913,436
Total Value of U.S. Government Obligations (cost $8,956,599)				7,940,763
Total Value of Investments (cost $539,440,270)		98.0%		542,024,955
Other Assets, Less Liabilities		2.0		11,236,191
Net Assets		100.0%		$ 553,261,146

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held nineteen 144A securities with an aggregate value of $62,494,176 representing 11.3% of the Fund's net assets.

At June 30, 2015, the cost of investments for federal income tax purposes was $539,440,270. Accumulated net unrealized appreciation on investments was $2,584,685, consisting of $11,120,843 gross unrealized appreciation and $8,536,158 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$534,084,192	$-	$534,084,192
U.S. Government Obligations	-	7,940,763	-	7,940,763
Total Investments in Securities*	$-	$542,024,955	$-	$542,024,955

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2015

Shares	Security	Value
	MUTUAL FUNDS-93.1%
	First Investors Income Funds-87.8%
19,273,241	Fund For Income - Institutional Class Shares	$ 48,761,300
1,187,475	Government Fund - Institutional Class Shares	12,848,477
2,015,262	International Opportunities Bond Fund - Institutional Class Shares	18,318,731
1,971,742	Investment Grade Fund - Institutional Class Shares	19,185,045
653,307	Limited Duration High Quality Bond Fund - Institutional Class Shares	6,422,004
652,385	Tax Exempt Income Fund - Institutional Class Shares	6,432,520
		111,968,077
	First Investors Equity Funds-5.3%
685,433	Equity Income Fund - Institutional Class Shares	6,703,535
Total Value of Mutual Funds (cost $123,481,118)	93.1%	118,671,612
Other Assets, Less Liabilities	6.9	8,798,608
Net Assets	100.0%	$ 127,470,220

At June 30, 2015, the cost of investments for federal income tax purposes was
$123,483,061. Accumulated net unrealized depreciation on investments was
$4,811,449, consisting of $43,148 gross unrealized appreciation and $4,854,597 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$111,968,077	$-	$-	$111,968,077
First Investors Equity Funds	6,703,535	-	-	6,703,535
Total Investments in Securities	$118,671,612	$-	$-	$118,671,612

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
June 30, 2015

Principal
Amount			Security			Value
			SOVEREIGN BONDS-67.5%
			Mexico-13.6%
			United Mexican States:
$812	M	MXN	8.5%, 5/31/2029			$ 6,166,452
658	M	MXN	8.5%, 11/18/2038			5,026,217
1,109	M	MXN	7.75%, 11/13/2042			7,882,342
						19,075,011
			Australia-8.2%
4,605	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			4,052,538
			Queensland Treasury Corp.:
6,215	M	AUD	6.25%, 2/21/2020			5,533,833
2,140	M	AUD	6%, 7/21/2022			1,946,956
						11,533,327
			United Kingdom-7.7%
6,265	M	GBP	United Kingdom Gilt, 3.25%, 1/22/2044			10,862,831
			Italy-5.9%
5,795	M	EUR	Buoni Poliennali Del Tesoro, 5%, 8/1/2039			8,305,654
			Portugal-4.9%
			Obrigacoes Do Tesouro:
2,780	M	EUR	4.95%, 10/25/2023			3,640,425
2,750	M	EUR	4.1%, 4/15/2037			3,249,181
						6,889,606
			South Korea-4.5%
			Republic of Korea:
5,099,500	M	KRW	5.75%, 9/10/2018			5,120,283
1,170,500	M	KRW	3.375%, 9/10/2023			1,127,197
						6,247,480
			Malaysia-4.2%
			Federation of Malaysia:
5,280	M	MYR	3.659%, 10/15/2020			1,403,615
2,950	M	MYR	4.048%, 9/30/2021			792,178
14,190	M	MYR	3.48%, 3/15/2023			3,642,072
						5,837,865
			South Africa-4.0%
			Republic of South Africa:
17,935	M	ZAR	6.75%, 3/31/2021			1,395,764
55,515	M	ZAR	6.5%, 2/28/2041			3,478,243
9,200	M	ZAR	8.75%, 2/28/2048			741,498
						5,615,505
			New Zealand-3.4%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019			1,736,880
3,820	M	NZD	5.5%, 4/15/2023			2,982,377
						4,719,257
			Brazil-3.3%
			Nota Do Tesouro Nacional:
1	M	BRL	9.71%, 1/1/2021			145,069
13	M	BRL	9.71%, 1/1/2023			3,647,541
3	M	BRL	9.71%, 1/1/2025			799,069
						4,591,679
			Indonesia-2.8%
52,000,000	M	IDR	Indonesia Government Bond, 8.375%, 3/15/2034			3,908,762
			Hungary-2.7%
			Hungary Government Bond:
69,000	M	HUF	7.5%, 11/12/2020			297,851
860,000	M	HUF	6%, 11/24/2023			3,519,475
						3,817,326
			Poland-2.3%
11,255	M	PLN	Republic of Poland, 4%, 10/25/2023			3,174,000
Total Value of Sovereign Bonds (cost $108,579,576)						94,578,303
			U.S. GOVERNMENT OBLIGATIONS-22.1%
			United States
			U.S. Treasury Notes:
14,788	M	USD	0.085%, 7/31/2016	(a)		14,792,259
13,645	M	USD	0.099%, 1/31/2017	(a)		13,653,283
2,455	M	USD	0.089%, 4/30/2017	(a)		2,455,010
Total Value of U.S. Government Obligations (cost $30,898,421)						30,900,552
			CORPORATE BONDS-5.2%
			Financials
			Australia-1.6%
			Macquarie Group, Ltd.:
1,160	M	USD	1.2782%, 1/31/2017	(a)	(b)	1,165,846
1,030	M	USD	0.907%, 10/27/2017	(a)	(b)	1,032,443
						2,198,289
			France-1.0%
1,400	M	USD	Dexia Credit Local SA, 0.4792%, 6/5/2018	(a)	(b)	1,400,196
			Germany-.9%
1,295	M	USD	Deutsche Bank AG London, 0.8866%, 2/13/2017	(a)		1,293,579
			Luxembourg-.7%
1,015	M	USD	European Investment Bank, 1.125%, 9/15/2017			1,020,934
			South Korea-.7%
1,010	M	USD	Export-Import Bank of Korea, 0.9%, 8/14/2017	(a)	(b)	1,010,167
			New Zealand-.3%
470	M	USD	ANZ New Zealand International, Ltd. of London, 0.799%, 4/27/2017	(a)	(b)	470,598
Total Value of Corporate Bonds (cost $7,382,815)						7,393,763
Total Value of Investments (cost $146,860,812)			94.8%			132,872,618
Other Assets, Less Liabilities			5.2			7,235,867
Net Assets			100.0%			$ 140,108,485

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2015.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held five 144A securities with an aggregate value of $5,079,250 representing
3.6% of the Fund's net assets.

Summary of Abbreviations:
AUD	Australian Dollar
BRL	Brazillian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

At June 30, 2015, the cost of investments for federal income tax purposes was $146,860,812. Accumulated net unrealized depreciation on investments was $13,988,194, consisting of $38,426 gross unrealized appreciation and $14,026,620 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$19,075,011	$-	$19,075,011
Australia	-	11,533,327	-	11,533,327
United Kingdom	-	10,862,831	-	10,862,831
Italy	-	8,305,654	-	8,305,654
Portugal	-	6,889,606	-	6,889,606
South Korea	-	6,247,480	-	6,247,480
Malaysia	-	5,837,865	-	5,837,865
South Africa	-	5,615,505	-	5,615,505
New Zealand	-	4,719,257	-	4,719,257
Brazil	-	4,591,679	-	4,591,679
Indonesia	-	3,908,762	-	3,908,762
Hungary	-	3,817,326	-	3,817,326
Poland	-	3,174,000	-	3,174,000
U.S. Government Obligations	-	30,900,552	-	30,900,552
Corporate Bonds
Australia	-	2,198,289	-	2,198,289
France	-	1,400,196	-	1,400,196
Germany	-	1,293,579	-	1,293,579
Luxembourg	-	1,020,934	-	1,020,934
South Korea	-	1,010,167	-	1,010,167
New Zealand	-	470,598	-	470,598
Total Investments in Securities*	$-	$132,872,618	$-	$132,872,618
Other Financial Instruments**	$-	$450,749	$-	$450,749

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
June 30, 2015

Principal
Amount		Security			Value
		LOAN PARTICIPATIONS+-83.3%
		Aerospace/Defense-1.4%
$572	M	B/E Aerospace, Inc., 4%, 12/16/2021			$ 576,686
878	M	TransDigm, Inc., 3.75%, 2/28/2020			873,075
					1,449,761
		Automotive-3.1%
1,040	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			1,039,175
1,295	M	FCA US, LLC, 3.5%, 5/24/2017			1,294,782
893	M	Key Safety Systems, Inc., 4.75%, 8/29/2021			897,716
					3,231,673
		Building Materials-.7%
787	M	USIC Holdings, Inc., 4%, 7/10/2020			782,772
		Chemicals-4.4%
307	M	Ailnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019			307,761
159	M	Ailnex USA, Inc., 4.5%, 10/3/2019			159,682
754	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020			754,165
500	M	Chemours Co., 3.75%, 5/9/2022	(a)		499,271
993	M	Emerald Performance Materials, LLC, 4.5%, 7/30/2021			990,019
675	M	Methanol Holdings Trinidad, Ltd., 4.25%, 6/16/2022	(a)		669,938
1,000	M	A. Schulman, Inc., 4%, 6/1/2022			1,006,875
175	M	Univar, Inc., 4.5%, 6/24/2022	(a)		175,000
					4,562,711
		Consumer Discretionary-1.4%
500	M	Headwaters Inc., 4.5%, 3/24/2022			501,875
749	M	KAR Auction Services, Inc., 3.5%, 3/11/2021			750,520
175	M	TI Group Automative Systems, LLC, 4.5%, 6/24/2022	(a)		175,000
					1,427,395
		Consumer Non-Durables-.7%
729	M	Reynolds Group Holdings, Inc., 4.5%, 12/1/2018			732,201
		Energy-1.7%
896	M	Granite Acquisition, Inc., 5%, 12/17/2021			907,726
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021			875,281
					1,783,007
		Financial Services-5.1%
1,428	M	Delos Finance Sarl, 3.5%, 3/6/2021			1,428,893
985	M	HUB International, Ltd., 4%, 10/2/2020			978,282
1,496	M	RPI Finance Trust, 3.5%, 11/9/2020			1,498,813
497	M	Sedgwick Claims Management Services, Inc., 3.75%, 3/1/2021			492,817
980	M	Sheridan Investment Partners II, LP, 4.25%, 12/16/2020			862,400
					5,261,205
		Food/Beverage/Tobacco-2.0%
460	M	H.J. Heinz Co., 3.25%, 6/5/2020			460,240
941	M	JBS USA, LLC, 3.75%, 5/25/2018			932,387
740	M	Pinnacle Foods Finance, LLC, 3%, 4/29/2020			737,787
					2,130,414
		Food/Drug-1.5%
900	M	Rite Aid Corp., 4.875%, 6/21/2021			903,094
663	M	Supervalu, Inc., 4.5%, 3/21/2019			665,385
					1,568,479
		Forest Products/Container-1.9%
792	M	Ardagh Holdings USA, Inc., 4%, 12/17/2019			791,985
500	M	Berry Plastics Group, Inc., 3.5%, 2/8/2020	(a)		498,472
717	M	Exopack Holdings SA, 4.5%, 5/8/2019			717,812
					2,008,269
		Gaming/Leisure-6.6%
767	M	24 Hour Fitness Worldwide, Inc., 4.75%, 5/28/2021			726,969
589	M	AMC Entertainment, Inc., 3.5%, 4/30/2020			589,078
950	M	ClubCorp Club Operations, Inc., 4.25%, 7/24/2020			953,266
859	M	Hilton Worldwide Finance, LLC 3.5%, 10/26/2020			860,826
1,083	M	La Quinta Intermediate Holdings, LLC, 4%, 4/14/2021			1,084,293
395	M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020			395,347
896	M	Scientific Games International, Inc., 6%, 10/1/2021			896,060
480	M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020			464,295
885	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			883,016
					6,853,150
		Health Care-8.5%
274	M	Acadia Healthcare Co., Inc., 4.25%, 2/11/2022			275,791
988	M	Accellent, Inc., 4.5%, 3/12/2021			983,489
		Community Health Systems, Inc.:
229	M	3.75%, 12/31/2019			229,661
475	M	4%, 1/27/2021			476,144
1,000	M	ConvaTec, Inc., 4.25%, 6/15/2020	(a)		1,000,625
1,311	M	Endo Luxembourg Finance Co. Sarl, 3.25%, 3/1/2021			1,317,028
267	M	Grifols Worldwide Operations USA, Inc., 3.1866%, 2/27/2021			266,958
277	M	Medpace Holdings, Inc., 4.75%, 4/1/2021			277,976
561	M	MPH Acquisition Holdings, LLC, 3.75%, 3/31/2021			559,251
650	M	NBTY, Inc., 3.5%, 10/1/2017			647,239
429	M	Onex Carestream Health, Inc., 5%, 6/7/2019			430,115
554	M	Select Medical Corp., 3.75%, 6/1/2018			555,127
225	M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/15/2022			225,000
		Valeant Pharmaceuticals International , Inc.:
1,276	M	3.04%, 12/11/2019			1,274,117
279	M	4%, 4/1/2022			279,125
					8,797,646
		Information Technology-7.4%
2,217	M	Activision Blizzard, Inc., 3.25%, 10/12/2020			2,226,682
574	M	Applied Systems, Inc., 4.25%, 1/25/2021			574,751
331	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020			331,240
689	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			690,535
343	M	DealerTrack Technologies, Inc., 3.5%, 2/28/2021			343,662
		Dell International, LLC:
793	M	3.75%, 10/29/2018			793,379
593	M	4%, 4/29/2020			593,241
724	M	Infor (US), Inc., 3.75%, 6/3/2020			717,372
498	M	Kronos, Inc., 4.5%, 10/30/2019			499,256
891	M	Zebra Technologies Corp., 4.75%, 10/27/2021			902,506
					7,672,624
		Manufacturing-7.9%
487	M	Alliance Laundry Systems, LLC, 4.25%, 12/10/2018			488,813
887	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020			870,100
497	M	Capital Safety North America Holdings, Inc., 3.75%, 3/29/2021			496,932
497	M	Custom Sensors & Technologies, Inc., 4.5%, 9/30/2021			499,981
737	M	Filtration Group Inc., 4.25%, 11/20/2020			739,448
437	M	Gardner Denver, Inc., 4.25%, 7/30/2020			427,929
993	M	Gates Global, Inc., 4.25%, 7/6/2021			981,777
984	M	Husky Injection Molding System, 4.25%, 6/30/2021			982,118
1,032	M	Mirror BidCo Corp., 4.25%, 12/28/2019			1,030,977
449	M	Onex Wizard Acquisition Co. I Sarl, 4.25%, 3/11/2022			449,941
496	M	Rexnord, LLC/RBS Global, Inc., 4%, 8/21/2020			495,540
780	M	U.S. Farathane, LLC, 6.75%, 12/23/2021			787,800
					8,251,356
		Media-Cable TV-3.8%
1,415	M	Cequel Communications, LLC, 3.5%, 2/14/2019			1,414,274
890	M	Gray Television, Inc., 3.75%, 6/13/2021			891,969
1,020	M	Numericable US, LLC, 4.5%, 5/21/2020			1,024,019
625	M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021			622,149
					3,952,411
		Media-Diversified-1.8%
1,220	M	Media General, Inc., 4%, 7/31/2020			1,220,793
615	M	Tribune Media Co., 3.75%, 12/27/2020			615,403
					1,836,196
		Metals/Mining-3.2%
590	M	FMG Resources (August 2006) Property, Ltd., 3.75%, 6/30/2019			528,477
467	M	McJunkin Red Man Corp., 5%, 11/8/2019			464,434
450	M	Novelis, Inc., 4%, 6/2/2022			449,250
1,908	M	TMS International Corp., 4.5%, 10/16/2020			1,912,722
					3,354,883
		Real Estate Investment Trusts-1.0%
992	M	Realogy Group, LLC, 3.75%, 3/5/2020			992,443
		Retail-General Merchandise-7.5%
589	M	Academy, Ltd., 4.5%, 8/3/2018			590,130
355	M	Dollar Tree, Inc., 3.5%, 3/9/2022			355,507
597	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019			590,997
998	M	Hanesbrands, Inc., 3.25%, 4/29/2022			1,003,734
741	M	Hertz Corp., 4%, 3/11/2018			742,049
724	M	Landry's, Inc., 4%, 4/24/2018			727,546
485	M	Libbey Glass, Inc., 3.75%, 4/9/2021			485,555
993	M	Michaels Stores, Inc., 4%, 1/28/2020			995,395
887	M	Neiman Marcus, Inc., 4.25%, 10/25/2020			883,708
1,000	M	PetSmart, Inc., 4.25%, 3/11/2022			999,688
444	M	Restaurant Brands, Inc., 3.75%, 12/10/2021			444,253
					7,818,562
		Services-3.6%
832	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021			832,648
978	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			975,205
708	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021			709,404
989	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020			986,659
222	M	Monitronics International, Inc., 4.25%, 3/23/2018			222,427
					3,726,343
		Telecommunications-2.2%
1,000	M	CommScope, Inc., 3.75%, 12/29/2022	(a)		1,000,833
		Level 3 Financing, Inc.:
285	M	3.5%, 5/31/2022			283,397
1,000	M	4%, 8/1/2019			1,000,625
					2,284,855
		Utilities-2.6%
725	M	Calpine Corp., 3.5%, 5/27/2022			721,194
992	M	Dynegy, Inc., 4%, 4/23/2020			995,506
967	M	ExGen Texas Power, LLC, 5.75%, 9/18/2021			956,130
					2,672,830
		Wireless Communications-3.3%
848	M	GCI Holdings, Inc., 4.75%, 2/2/2022			853,174
1,350	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019			1,342,406
1,191	M	Telesat Canada, 3.5%, 3/28/2019			1,190,005
					3,385,585
Total Value of Loan Participations (cost $86,600,410)					86,536,771
		CORPORATE BONDS-7.7%
		Automotive-1.0%
500	M	Chrysler Group, LLC, 8.25%, 6/15/2021			546,250
500	M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020			524,625
					1,070,875
		Consumer Non-Durables-.9%
500	M	Hanesbrands, Inc., 6.375%, 12/15/2020			524,375
400	M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019			412,500
					936,875
		Energy-.4%
450	M	Linn Energy, LLC, 8.625%, 4/15/2020			371,344
		Financials-.6%
626	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019		(b)	638,520
		Forest Products/Containers-.5%
500	M	CROWN Americas, LLC, 6.25%, 2/1/2021			523,750
		Gaming/Leisure-.1%
125	M	National CineMedia, LLC, 7.875%, 7/15/2021			131,563
		Health Care-.3%
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018			256,875
75	M	8%, 11/15/2019			79,219
					336,094
		Manufacturing-.2%
200	M	Trinseo Materials Operating SCA, 6.75%, 5/1/2022		(b)	204,500
		Media-Cable TV-.2%
218	M	CCO Holdings, LLC, 7%, 1/15/2019			226,720
		Metals/Mining-1.6%
750	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020			813,750
750	M	Novelis, Inc., 8.375%, 12/15/2017			778,125
					1,591,875
		Retail-General Merchandise-.3%
300	M	Sally Holdings, LLC, 6.875%, 11/15/2019			315,000
		Services-.5%
100	M	FTI Consulting, Inc., 6.75%, 10/1/2020			104,125
325	M	Live Nation Entertainment, Inc., 7%, 9/1/2020		(b)	346,938
					451,063
		Telecommunications-.5%
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020		(b)	222,188
300	M	Windstream Corp., 7.75%, 10/15/2020			294,750
					516,938
		Utilities-.3%
305	M	Calpine Corp., 6%, 1/15/2022		(b)	324,062
		Wireless Communications-.3%
300	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			312,750
Total Value of Corporate Bonds (cost $8,228,045)					7,951,929
		VARIABLE AND FLOATING RATE NOTES+-1.0%
		Energy-.2%
250	M	Chesapeake Energy Corp., 3.5253%, 4/15/2019			229,375
		Utilities-.8%
855	M	AES Corp., 3.2616%, 6/1/2019			857,137
Total Value of Variable and Floating Rate Notes (cost $1,102,321)					1,086,512
Total Value of Investments (cost $95,930,776)		92.0%			95,575,212
Other Assets, Less Liabilities		8.0			8,273,471
Net Assets		100.0%			$ 103,848,683

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2015.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held five 144A securities with an aggregate value of $1,736,208 representing 1.7% of the Fund's net assets.

At June 30, 2015, the cost of investments for federal income tax purposes was $95,930,776. Accumulated net unrealized depreciation on
investments was $355,564, consisting of $465,026 gross unrealized appreciation and $820,590 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$86,536,771	$-	$86,536,771
Corporate Bonds	-	7,951,929	-	7,951,929
Variable and Floating Rate Notes	-	1,086,512	-	1,086,512
Total Investments in Securities*	$-	$95,575,212	$-	$95,575,212

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2015

Principal
Amount		Security			Value
		CORPORATE BONDS-89.2%
		Aerospace/Defense-.7%
		Meccanica Holdings USA, Inc.:
$3,725	M	6.25%, 7/15/2019	(a)		$ 4,004,375
900	M	7.375%, 7/15/2039	(a)		974,250
					4,978,625
		Automotive-3.8%
		American Axle & Manufacturing, Inc.:
3,400	M	6.25%, 3/15/2021			3,587,000
1,175	M	6.625%, 10/15/2022			1,239,625
1,275	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			1,332,375
800	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023			819,000
		Fiat Chrysler Automobiles NV:
925	M	4.5%, 4/15/2020	(a)		922,687
875	M	5.25%, 4/15/2023	(a)		859,862
		General Motors Co.:
1,725	M	4.875%, 10/2/2023			1,827,246
1,425	M	6.25%, 10/2/2043			1,595,229
1,625	M	5.2%, 4/1/2045			1,615,510
3,300	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		3,399,000
2,375	M	Group 1 Automotive, Inc., 5%, 6/1/2022			2,375,000
3,050	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)	(b)	3,057,625
500	M	Oshkosh Corp., 5.375%, 3/1/2022			513,750
2,050	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)		2,070,500
		ZF North America Capital, Inc.:
550	M	4%, 4/29/2020	(a)		551,375
1,225	M	4.5%, 4/29/2022	(a)		1,204,543
					26,970,327
		Building Materials-1.8%
		Building Materials Corp.:
5,650	M	6.75%, 5/1/2021	(a)		5,911,312
2,750	M	5.375%, 11/15/2024	(a)		2,713,837
1,350	M	Cemex SAB de CV, 9.5%, 6/15/2018	(a)		1,491,750
2,400	M	Griffon Corp., 5.25%, 3/1/2022			2,397,000
					12,513,899
		Chemicals-1.2%
2,250	M	Platform Specialty Products Corp., 6.5%, 2/1/2022	(a)		2,334,375
900	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		807,750
4,050	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		3,766,500
		W.R. Grace & Co.:
1,250	M	5.125%, 10/1/2021	(a)		1,262,500
525	M	5.625%, 10/1/2024	(a)		533,531
					8,704,656
		Consumer Non-Durables-2.4%
2,925	M	Levi Strauss & Co., 6.875%, 5/1/2022			3,137,063
		Reynolds Group Issuer, Inc.:
400	M	7.125%, 4/15/2019			412,500
6,550	M	5.75%, 10/15/2020			6,730,125
		Spectrum Brands Escrow Corp.:
1,375	M	6.375%, 11/15/2020			1,460,938
1,480	M	6.625%, 11/15/2022			1,583,600
3,200	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020			3,408,000
					16,732,226
		Energy-11.6%
		AmeriGas Finance, LLC:
500	M	6.75%, 5/20/2020			528,750
1,250	M	7%, 5/20/2022			1,331,250
		Antero Resources Finance Corp.:
675	M	6%, 12/1/2020			681,750
950	M	5.375%, 11/1/2021			916,750
		Berry Petroleum Co.:
675	M	6.75%, 11/1/2020			536,625
2,275	M	6.375%, 9/15/2022			1,785,875
625	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		646,875
		California Resources Corp.:
975	M	5%, 1/15/2020			862,875
950	M	5.5%, 9/15/2021			831,440
1,775	M	6%, 11/15/2024			1,535,375
		Calumet Specialty Products Partners, LP:
1,625	M	6.5%, 4/15/2021			1,608,750
525	M	7.625%, 1/15/2022			538,125
2,275	M	7.75%, 4/15/2023	(a)		2,348,937
		Chesapeake Energy Corp.:
3,275	M	7.25%, 12/15/2018			3,389,625
950	M	6.625%, 8/15/2020			931,000
2,000	M	6.875%, 11/15/2020			1,960,000
1,375	M	5.75%, 3/15/2023			1,251,250
225	M	Concho Resources, Inc., 5.5%, 4/1/2023			226,125
		CONSOL Energy, Inc.:
1,852	M	8.25%, 4/1/2020			1,858,945
1,300	M	5.875%, 4/15/2022			1,111,500
950	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023	(a)		992,750
		Denbury Resources, Inc.:
1,075	M	6.375%, 8/15/2021			1,037,375
1,900	M	5.5%, 5/1/2022			1,705,250
1,800	M	Eclipse Resources Corp., 8.875%, 7/15/2023	(a)	(b)	1,745,640
		Energy XXI Gulf Coast, Inc.:
2,125	M	11%, 3/15/2020	(a)		1,870,000
175	M	7.5%, 12/15/2021			57,312
1,350	M	Exterran Partners, LP, 6%, 10/1/2022			1,289,250
1,275	M	Ferrellgas Partners, LP, 6.75%, 6/15/2023	(a)		1,287,750
1,850	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			1,840,750
1,050	M	Genesis Energy, LP, 6%, 5/15/2023			1,053,150
2,125	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		2,204,687
1,625	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)		1,568,125
1,900	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			1,890,500
		Legacy Reserves, LP:
3,175	M	8%, 12/1/2020			2,778,125
2,750	M	6.625%, 12/1/2021			2,241,250
		Linn Energy, LLC:
625	M	6.5%, 5/15/2019			507,813
1,850	M	6.25%, 11/1/2019			1,456,875
1,500	M	MarkWest Energy Partners, LP, 4.875%, 12/1/2024			1,473,750
650	M	Matador Resources Co., 6.875%, 4/15/2023	(a)		667,063
3,025	M	Memorial Production Partners, LP, 7.625%, 5/1/2021			2,896,438
2,180	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)		2,092,800
		NuStar Logistics, LP:
325	M	4.8%, 9/1/2020			329,875
1,375	M	6.75%, 2/1/2021			1,485,014
2,675	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		2,614,813
2,250	M	Rex Energy Corp., 6.25%, 8/1/2022			1,788,750
750	M	Rice Energy, Inc., 7.25%, 5/1/2023	(a)		772,500
1,865	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)		1,855,675
		Sabine Pass Liquefaction, LLC:
3,425	M	6.25%, 3/15/2022			3,562,000
1,375	M	5.625%, 4/15/2023			1,377,145
2,450	M	5.75%, 5/15/2024			2,453,063
1,725	M	5.625%, 3/1/2025	(a)		1,714,219
		SM Energy Co.:
1,175	M	6.5%, 11/15/2021			1,230,813
850	M	5.625%, 6/1/2025			843,455
433	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021			464,393
675	M	Tesoro Logistics, LP, 6.25%, 10/15/2022	(a)		702,000
900	M	Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)		868,500
2,875	M	Unit Corp., 6.625%, 5/15/2021			2,803,125
					82,403,815
		Financials-5.0%
		Ally Financial, Inc.:
3,650	M	6.25%, 12/1/2017			3,905,500
1,350	M	4.75%, 9/10/2018			1,395,562
3,084	M	8%, 3/15/2020			3,639,120
1,375	M	8%, 11/1/2031			1,651,719
2,400	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		2,520,000
4,266	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)		4,351,320
		General Motors Financial Co., Inc.:
575	M	3.25%, 5/15/2018			588,478
1,125	M	4.375%, 9/25/2021			1,170,812
1,550	M	4.25%, 5/15/2023			1,570,989
		International Lease Finance Corp.:
2,900	M	8.75%, 3/15/2017			3,180,169
7,400	M	8.25%, 12/15/2020			8,806,000
975	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)		988,406
1,650	M	Quicken Loans, Inc., 5.75%, 5/1/2025	(a)		1,584,000
					35,352,075
		Food/Beverage/Tobacco-2.4%
1,500	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		1,603,095
		Constellation Brands, Inc.:
525	M	4.25%, 5/1/2023			518,437
900	M	4.75%, 11/15/2024			904,500
1,900	M	Dean Foods Co., 6.5%, 3/15/2023	(a)		1,942,750
950	M	H.J. Heinz Co., 4.25%, 10/15/2020			970,187
		JBS Investments GmbH:
1,000	M	7.75%, 10/28/2020	(a)		1,092,500
1,575	M	7.25%, 4/3/2024	(a)		1,634,063
		JBS USA, LLC:
1,150	M	7.25%, 6/1/2021	(a)		1,217,562
1,100	M	5.875%, 7/15/2024	(a)		1,109,625
1,525	M	5.75%, 6/15/2025	(a)		1,511,199
725	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025	(a)		734,063
400	M	Smithfield Foods, Inc., 6.625%, 8/15/2022			428,500
2,587	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)		2,677,545
900	M	Treehouse Foods, Inc., 4.875%, 3/15/2022			909,000
					17,253,026
		Food/Drug-.4%
1,475	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)		1,371,750
1,675	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)		1,731,531
					3,103,281
		Forest Products/Containers-3.8%
2,175	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)		2,180,437
1,775	M	Ball Corp., 5.25%, 7/1/2025			1,757,250
1,750	M	Berry Plastics Corp., 5.125%, 7/15/2023			1,710,625
		Crown America, LLC:
650	M	6.25%, 2/1/2021			680,875
1,400	M	4.5%, 1/15/2023			1,329,132
1,100	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022			1,108,250
2,675	M	Greif, Inc., 7.75%, 8/1/2019			2,989,312
		Mercer International, Inc.:
300	M	7%, 12/1/2019			315,000
1,400	M	7.75%, 12/1/2022			1,512,000
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)		446,063
1,875	M	5.375%, 1/15/2025	(a)		1,839,844
1,900	M	Resolute Forest Products, Inc., 5.875%, 5/15/2023			1,738,500
		Sealed Air Corp.:
4,325	M	6.5%, 12/1/2020	(a)		4,789,938
875	M	4.875%, 12/1/2022	(a)		865,156
3,425	M	Silgan Holdings, Inc., 5%, 4/1/2020			3,536,313
					26,798,695
		Gaming/Leisure-3.2%
2,800	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)		2,261,000
1,625	M	AMC Entertainment, Inc., 5.75%, 6/15/2025	(a)		1,596,562
1,500	M	GLP Capital, LP, 4.875%, 11/1/2020			1,533,750
1,350	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021			1,408,995
		International Game Technology, PLC:
900	M	5.625%, 2/15/2020	(a)		884,250
900	M	6.25%, 2/15/2022	(a)		864,000
1,350	M	6.5%, 2/15/2025	(a)		1,255,500
2,050	M	National CineMedia, LLC, 7.875%, 7/15/2021			2,157,625
1,900	M	NCL Corp., Ltd., 5.25%, 11/15/2019	(a)		1,954,625
1,700	M	Regal Entertainment Group, 5.75%, 3/15/2022			1,725,415
3,175	M	Scientific Games International, Inc., 6.625%, 5/15/2021			2,476,500
3,275	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		3,365,063
1,000	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		997,500
					22,480,785
		Health Care-9.5%
		Community Health Systems, Inc.:
1,275	M	5.125%, 8/15/2018			1,310,062
3,050	M	8%, 11/15/2019			3,221,562
4,325	M	7.125%, 7/15/2020			4,593,150
		DaVita HealthCare Partners, Inc.:
1,775	M	5.125%, 7/15/2024			1,748,375
775	M	5%, 5/1/2025			747,875
		Endo Finance, LLC:
4,000	M	5.75%, 1/15/2022	(a)		4,060,000
4,125	M	7.25%, 1/15/2022	(a)		4,398,281
1,575	M	6%, 7/15/2023	(a)	(b)	1,612,406
375	M	6%, 2/1/2025	(a)		382,969
		Fresenius Medical Care U.S. Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)		1,249,187
575	M	4.125%, 10/15/2020	(a)		585,063
675	M	4.75%, 10/15/2024	(a)		671,625
		HCA, Inc.:
2,075	M	8%, 10/1/2018			2,412,187
3,775	M	6.5%, 2/15/2020			4,228,000
1,875	M	6.25%, 2/15/2021			2,025,000
375	M	5.375%, 2/1/2025			382,050
		HealthSouth Corp.:
767	M	7.75%, 9/15/2022			804,391
1,150	M	5.125%, 3/15/2023			1,147,125
675	M	5.75%, 11/1/2024			691,875
1,200	M	IMS Health, Inc., 6%, 11/1/2020	(a)		1,239,000
2,200	M	Kindred Escrow Corp. II, 8.75%, 1/15/2023	(a)		2,398,000
		Mallinckrodt Finance SB:
775	M	4.875%, 4/15/2020	(a)		791,508
1,525	M	5.75%, 8/1/2022	(a)		1,565,031
550	M	5.5%, 4/15/2025	(a)		535,563
800	M	NBTY, Inc., 9%, 10/1/2018			829,000
		Tenet Healthcare Corp.:
3,450	M	6.75%, 2/1/2020			3,618,188
2,275	M	6%, 10/1/2020			2,431,406
775	M	6.75%, 6/15/2023	(a)		791,469
925	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			860,250
		Valeant Pharmaceuticals International, Inc.:
2,025	M	6.75%, 8/15/2018	(a)		2,127,516
5,200	M	6.375%, 10/15/2020	(a)		5,489,250
1,100	M	5.625%, 12/1/2021	(a)		1,127,500
700	M	5.5%, 3/1/2023	(a)		708,750
1,325	M	5.875%, 5/15/2023	(a)		1,361,438
350	M	6.125%, 4/15/2025	(a)		360,938
4,225	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			4,409,844
					66,915,834
		Information Technology-4.1%
1,075	M	Activision Blizzard, Inc., 5.625%, 9/15/2021	(a)		1,128,750
		Advanced Micro Devices, Inc.:
1,000	M	6.75%, 3/1/2019			912,500
2,450	M	7.5%, 8/15/2022			2,174,375
725	M	Anixter, Inc., 5.125%, 10/1/2021			740,406
		Audatex North America, Inc.:
4,725	M	6%, 6/15/2021	(a)		4,872,656
1,600	M	6.125%, 11/1/2023	(a)		1,650,000
2,492	M	Belden, Inc., 5.5%, 9/1/2022	(a)		2,485,770
2,200	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)		2,197,250
4,525	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)		4,768,219
2,425	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			2,509,875
		Micron Technology, Inc.:
1,150	M	5.875%, 2/15/2022			1,174,438
2,525	M	5.5%, 2/1/2025	(a)		2,372,238
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)		1,290,250
825	M	Sensata Technologies BV, 5%, 10/1/2025	(a)		805,406
					29,082,133
		Manufacturing-2.7%
2,300	M	Amkor Technology, Inc., 6.375%, 10/1/2022			2,337,375
2,775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		2,594,625
3,850	M	Case New Holland, Inc., 7.875%, 12/1/2017			4,235,000
2,450	M	Dematic SA, 7.75%, 12/15/2020	(a)		2,554,125
		EDP Finance BV:
1,650	M	6%, 2/2/2018	(a)		1,771,871
200	M	5.25%, 1/14/2021	(a)		209,954
1,575	M	EnPro Industries, Inc., 5.875%, 9/15/2022			1,610,437
2,725	M	H&E Equipment Services, Inc., 7%, 9/1/2022			2,823,781
550	M	Rexel SA, 5.25%, 6/15/2020	(a)		574,750
375	M	Trinseo SA, 6.75%, 5/1/2022	(a)		383,438
					19,095,356
		Media-Broadcasting-2.7%
		Belo Corp.:
725	M	7.75%, 6/1/2027			802,937
150	M	7.25%, 9/15/2027			158,250
775	M	Media General Financial Sub, 5.875%, 11/15/2022	(a)		786,625
3,175	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020			3,377,406
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021			4,120,844
925	M	6.375%, 11/1/2021			959,688
		Sirius XM Radio, Inc.:
3,750	M	5.75%, 8/1/2021	(a)		3,867,188
625	M	6%, 7/15/2024	(a)		632,813
1,300	M	5.375%, 4/15/2025	(a)		1,257,750
2,775	M	Tribune Media Co., 5.875%, 7/15/2022	(a)		2,802,750
					18,766,251
		Media-Cable TV-7.8%
		Altice Financing SA:
275	M	7.875%, 12/15/2019	(a)		290,125
2,225	M	6.625%, 2/15/2023	(a)		2,214,542
275	M	7.625%, 2/15/2025	(a)		264,687
1,700	M	7.75%, 7/15/2025	(a)		1,636,250
275	M	Altice U.S. Financing SA, 7.625%, 2/15/2025	(a)		259,187
1,150	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		1,167,250
		Cablevision Systems Corp.:
2,000	M	8.625%, 9/15/2017			2,185,000
3,100	M	7.75%, 4/15/2018			3,355,750
		CCO Holdings, LLC:
777	M	7%, 1/15/2019			808,080
650	M	5.25%, 3/15/2021			650,000
550	M	6.5%, 4/30/2021			576,469
875	M	5.125%, 2/15/2023			855,312
2,075	M	5.875%, 5/1/2027	(a)		2,030,906
4,400	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		4,386,800
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 - Series "A"			207,250
4,300	M	7.625%, 3/15/2020 - Series "B"			4,498,875
1,025	M	6.5%, 11/15/2022 - Series "A"			1,054,469
1,775	M	6.5%, 11/15/2022 - Series "B"			1,854,875
		DISH DBS Corp.:
5,050	M	7.875%, 9/1/2019			5,613,075
950	M	5%, 3/15/2023			881,125
1,750	M	5.875%, 11/15/2024			1,685,469
3,025	M	Gray Television, Inc., 7.5%, 10/1/2020			3,217,844
5,650	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)		6,130,250
1,775	M	Lynx II Corp., 6.375%, 4/15/2023	(a)		1,841,563
2,250	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)		2,306,250
		Numericable Group SA:
2,975	M	6%, 5/15/2022	(a)		2,939,672
1,225	M	6.25%, 5/15/2024	(a)		1,208,156
1,000	M	VTR Finance BV, 6.875%, 1/15/2024	(a)		1,024,350
					55,143,581
		Media-Diversified-.5%
		Gannett Co., Inc.:
1,700	M	5.125%, 7/15/2020			1,748,875
1,600	M	6.375%, 10/15/2023			1,672,000
					3,420,875
		Metals/Mining-5.0%
		Alcoa, Inc.:
4,225	M	6.15%, 8/15/2020			4,607,354
800	M	5.125%, 10/1/2024			814,000
		Aleris International, Inc.:
825	M	7.625%, 2/15/2018			849,750
4,000	M	7.875%, 11/1/2020			4,170,000
		ArcelorMittal:
1,275	M	6.125%, 6/1/2018			1,361,062
2,356	M	10.6%, 6/1/2019			2,830,145
525	M	6.25%, 3/1/2021			551,906
975	M	Commercial Metals Co., 4.875%, 5/15/2023			921,375
1,375	M	Constellium NV, 5.75%, 5/15/2024	(a)		1,230,625
5,025	M	JMC Steel Group, 8.25%, 3/15/2018	(a)		4,616,719
1,625	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020			1,763,125
		Novelis, Inc.:
5,375	M	8.375%, 12/15/2017			5,576,563
1,850	M	8.75%, 12/15/2020			1,965,625
		Steel Dynamics, Inc.:
650	M	5.125%, 10/1/2021			654,550
675	M	6.375%, 8/15/2022			709,594
1,000	M	5.5%, 10/1/2024			1,002,500
1,925	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)		2,042,906
					35,667,799
		Real Estate Investment Trusts-.5%
		Communications Sales & Leasing, Inc.:
575	M	6%, 4/15/2023	(a)		563,793
1,125	M	8.25%, 10/15/2023	(a)		1,108,125
1,600	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023			1,580,000
					3,251,918
		Retail-General Merchandise-1.6%
3,575	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)		3,382,844
2,425	M	Limited Brands, Inc., 8.5%, 6/15/2019			2,872,097
		Netflix, Inc.:
2,025	M	5.5%, 2/15/2022	(a)		2,100,938
650	M	5.875%, 2/15/2025	(a)		676,072
2,250	M	Party City Holdings, Inc., 8.875%, 8/1/2020			2,413,125
					11,445,076
		Services-6.1%
		ADT Corp.:
4,050	M	3.5%, 7/15/2022			3,685,500
400	M	4.125%, 6/15/2023			376,000
		Aecom Technology Corp.:
1,025	M	5.75%, 10/15/2022	(a)		1,040,375
1,650	M	5.875%, 10/15/2024	(a)		1,676,812
1,525	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		1,624,125
1,725	M	CEB, Inc., 5.625%, 6/15/2023	(a)		1,737,937
2,425	M	CoreLogic, Inc., 7.25%, 6/1/2021			2,576,562
		Covanta Holding Corp.:
1,200	M	7.25%, 12/1/2020			1,264,500
2,225	M	6.375%, 10/1/2022			2,339,031
		Geo Group, Inc.:
1,450	M	5.875%, 1/15/2022			1,515,250
675	M	5.125%, 4/1/2023			676,687
1,450	M	5.875%, 10/15/2024			1,500,750
600	M	IHS, Inc., 5%, 11/1/2022	(a)		598,500
		Iron Mountain, Inc.:
1,525	M	7.75%, 10/1/2019			1,597,437
4,625	M	5.75%, 8/15/2024			4,645,234
4,650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		4,963,875
3,650	M	LKQ Corp., 4.75%, 5/15/2023			3,499,438
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020			1,673,250
1,975	M	PHH Corp., 7.375%, 9/1/2019			2,098,438
2,300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		2,403,500
1,900	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)		1,951,851
					43,445,052
		Telecommunications-4.3%
		CenturyLink, Inc.:
400	M	5.625%, 4/1/2020			402,000
4,475	M	5.8%, 3/15/2022			4,290,406
1,250	M	6.75%, 12/1/2023			1,258,594
		Citizens Communications Co.:
4,175	M	7.125%, 3/15/2019			4,331,562
1,400	M	9%, 8/15/2031			1,281,000
1,800	M	Frontier Communications Corp., 8.5%, 4/15/2020			1,886,400
1,350	M	GCI, Inc., 6.75%, 6/1/2021			1,373,625
1,550	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		1,499,625
		Sprint Capital Corp.:
1,300	M	6.9%, 5/1/2019			1,329,250
2,125	M	6.875%, 11/15/2028			1,832,813
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)		1,975,000
4,975	M	7.375%, 4/23/2021	(a)		5,043,406
		Windstream Corp.:
1,500	M	7.875%, 11/1/2017			1,599,375
2,050	M	7.75%, 10/15/2020			2,014,125
					30,117,181
		Transportation-1.3%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018			567,875
2,637	M	6.25%, 12/1/2019			2,864,309
1,050	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)		1,060,500
		Fly Leasing, Ltd.:
2,150	M	6.75%, 12/15/2020			2,219,875
1,900	M	6.375%, 10/15/2021			1,928,500
800	M	Mobile Mini, Inc., 7.875%, 12/1/2020			842,000
					9,483,059
		Utilities-2.8%
		AES Corp.:
525	M	8%, 6/1/2020			609,000
2,525	M	7.375%, 7/1/2021			2,783,812
1,375	M	5.5%, 3/15/2024			1,330,312
1,275	M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019	(a)		1,341,937
2,100	M	Dynegy Finance I/II, Inc., 7.375%, 11/1/2022	(a)		2,210,250
662	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			760,728
3,075	M	InterGen NV, 7%, 6/30/2023	(a)		2,752,125
1,425	M	NRG Energy, Inc., 6.25%, 5/1/2024			1,421,438
2,821	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		3,124,516
1,425	M	Talen Energy Supply, LLC, 6.5%, 6/1/2025	(a)		1,426,781
1,650	M	Terraform Power Operating, LLC, 5.875%, 2/1/2023	(a)		1,683,000
					19,443,899
		Waste Management-.3%
2,050	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020			2,132,000
		Wireless Communications-3.7%
		Level 3 Financing, Inc.:
2,538	M	6.125%, 1/15/2021			2,667,946
575	M	5.125%, 5/1/2023	(a)		561,344
575	M	5.375%, 5/1/2025	(a)		554,875
3,200	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			3,336,000
		Sprint Nextel Corp.:
925	M	9.125%, 3/1/2017			1,003,625
1,250	M	8.375%, 8/15/2017			1,356,250
4,350	M	7%, 8/15/2020			4,328,250
2,200	M	6%, 11/15/2022			2,015,750
		T -Mobile USA, Inc.:
4,100	M	6.25%, 4/1/2021			4,212,750
2,725	M	6.625%, 4/1/2023			2,837,406
1,850	M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025	(a)		1,775,075
1,355	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(a)		1,469,633
					26,118,904
Total Value of Corporate Bonds (cost $634,856,989)					630,820,328
		LOAN PARTICIPATIONS+-6.5%
		Aerospace/Defense-.4%
3,105	M	TransDigm, Inc., 3.75%, 2/28/2020			3,085,343
		Automotive-.2%
1,510	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			1,509,279
		Chemicals-.4%
2,646	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020			2,647,327
		Energy-.8%
3,500	M	EP Energy, LLC, 3.5%, 5/24/2018			3,480,313
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021			2,105,406
					5,585,719
		Food/Drug-1.2%
2,106	M	Albertson's, Inc., 5.375%, 3/21/2019			2,116,782
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021			3,226,053
2,809	M	Supervalu, Inc., 4.5%, 3/21/2019			2,818,039
					8,160,874
		Gaming/Leisure-.2%
1,539	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			1,535,235
		Health Care-.8%
		Community Health Systems, Inc.:
606	M	3.75%, 12/31/2019			606,750
1,115	M	4%, 1/27/2021			1,118,493
3,500	M	ConvaTec, Inc., 4.25%, 6/15/2020		(b)	3,502,188
775	M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/15/2022			775,000
					6,002,431
		Information Technology-1.0%
1,440	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020			1,440,279
2,971	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			2,977,934
2,675	M	Dell International, LLC, 3.75%, 10/29/2018		(b)	2,677,787
					7,096,000
		Media-Diversified-.5%
3,153	M	Tribune Media Co., 3.75%, 11/20/2020			3,154,813
		Retail-General Merchandise-.4%
3,109	M	Restaurant Brands, Inc., 3.75%, 12/10/2021			3,109,774
		Services-.2%
802	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021			802,582
601	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			599,363
					1,401,945
		Utilities-.4%
2,575	M	Calpine Corp., 3.5%, 5/27/2022			2,561,482
Total Value of Loan Participations (cost $45,803,797)					45,850,222
		PASS-THROUGH CERTIFICATES-.7%
		Transportation
4,750	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $4,845,330)	(a)		4,915,871
Total Value of Investments (cost $685,506,116)		96.4%			681,586,421
Other Assets, Less Liabilities		3.6			25,718,951
Net Assets		100.0%			$ 707,305,372

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held one hundred forty-five 144A securities with an aggregate value of
$270,462,298 representing 38.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2015.

At June 30, 2015, the cost of investments for federal income tax purposes was $685,509,116. Accumulated net unrealized depreciation on investments was $3,922,695, consisting of $9,584,265 gross unrealized appreciation and $13,506,960 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$630,820,328	$-	$630,820,328
Loan Participations	-	45,850,222	-	45,850,222
Pass-Through Certificates	-	4,915,871	-	4,915,871
Total Investments in Securities*	$-	$681,586,421	$-	$681,586,421

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2015, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 27, 2015